Cover	Jul. 01, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 01, 2024
Entity File Number	001-36788
Entity Registrant Name	EXELA TECHNOLOGIES, INC.
Entity Central Index Key	0001620179
Entity Tax Identification Number	47-1347291
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2701 E. Grauwyler Rd.
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75061
City Area Code	214
Local Phone Number	740-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, Par Value $0.0001 per share
Trading Symbol	XELA
Security Exchange Name	NASDAQ
Six Percent Series B Cumulative Convertible Perpetual Preferred Stock Par Value Dollar 0. 0001 Per Share [Member]
Document Information [Line Items]
Title of 12(b) Security	6.00% Series B Cumulative Convertible
Trading Symbol	XELAP
Security Exchange Name	NASDAQ